REVOLVING CREDIT FACILITY (Narrative) (Details) - Revolving credit facility agreement (“Credit Facility”) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Line of Credit Facility [Line Items]
Credit facility withdraw	$ 250
Interest rate description	The borrowings under the Credit Facility bear interest at a base rate plus a spread of 0.8% to 1.8%, or a three month Secured Overnight Financing Rate (“SOFR”) plus a spread of 2.45% to 4%. The ongoing fee on undrawn amounts is 0.7%.
Ongoing fee on undrawn amounts	0.70%
Minimum unrestricted cash and cash equivalents	$ 150
Minimum loan account	$ 60
Minimum
Line of Credit Facility [Line Items]
Ongoing fee on undrawn amounts	0.80%
Maximum
Line of Credit Facility [Line Items]
Ongoing fee on undrawn amounts	1.80%